Other current assets	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other current assets	Other current assets

	2025	2024
	$	$

Restricted cash and restricted deposits	1,364	1,582
Prepaid expenses and deposits	29,414	14,097
Commission asset	18,010	14,806
Contract asset and other	16,908	12,301

Total other current assets	65,696	42,786